TAXATION (Tables)	12 Months Ended
Dec. 31, 2018
TAXATION
Schedule of income (loss) before income tax expense taxed between jurisdictions

	2016	2017	2018
	RMB	RMB	RMB
PRC entities	875,175	1,139,978	1,617,091
Non-PRC entities	(175,289)	(597,722)	(130,216)
Total	699,886	542,256	1,486,875

Schedule of current and deferred portion of income tax expense included in the consolidated statements of operations and comprehensive income

	2016	2017	2018
	RMB	RMB	RMB
Current income tax expense
PRC entities	120,280	156,706	223,903
Non-PRC entities	—	—	—
Total	120,280	156,706	223,903
Deferred income tax expense
PRC entities	14,419	12,787	18,531
Non-PRC entities	—	—	—
Total	14,419	12,787	18,531
Income tax expense
PRC entities	134,699	169,493	242,434
Non-PRC entities	—	—	—
Total	134,699	169,493	242,434

Schedule of reconciliation between the statutory EIT rate in the PRC and the Group's effective tax rate

	2016	2017	2018
EIT statutory rate	25%	25%	25%
Difference in EIT rates of certain subsidiaries	(11)%	(20)%	(11)%
Non-deductibility of expenses incurred outside the PRC	6%	28%	3%
Other permanent differences	(1)%	(2)%	(1)%
Effective EIT rate of the Group	19%	31%	16%

Schedule of aggregate amount and per share effect of the preferential tax rate

	2016	2017	2018
	RMB	RMB	RMB
	(in thousands, except per share data)
Aggregate effect	81,300	107,547	154,182
Basic net income per share effect	1.40	1.79	2.51
Diluted net income per share effect	1.39	1.76	2.44

Schedule of significant components of deferred tax assets and liabilities

	2017	2018
	RMB	RMB
Deductible temporary differences related to other payables and accruals	1,053	1,073
Deductible temporary differences related to provision for doubtful accounts	1,265	1,648
Deductible temporary differences related to advertising expenses	12,076	13,422
Tax loss carryforwards	50,900	49,408
Amount offset by non-current deferred tax liabilities	(12,806)	(6,633)
	52,488	58,918
Less: Valuation allowance	(39,576)	(43,913)
Total deferred tax assets	12,912	15,005
Taxable temporary differences related to depreciation period	(6,153)	(10,141)
Taxable temporary differences related to available-for-sale debt securities	(46,526)	(85,373)
Taxable temporary differences related to government subsidy income	(57,995)	(75,240)
Taxable temporary differences related to trade names, technology and customer relationships	(23,480)	(20,440)
Taxable temporary differences related to acquired program transmission license	—	(26,191)
Amount offset by non-current deferred tax assets	12,806	6,633
Total deferred tax liabilities	(121,348)	(210,752)

Schedule of roll-forward of the valuation allowance

	2016	2017	2018
	RMB	RMB	RMB
Balance at beginning of year	1,851	2,443	39,576
Additions	1,019	37,902	6,305
Reversals	(427)	(769)	(1,968)
Balance at end of year	2,443	39,576	43,913